Investment properties (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of investment properties

	December 31, 2020	Write-offs and disposals	Depreciation	December 31, 2021
Investment properties	46,274	(100)	(48)	46,126

	December 31, 2019	Transfers	Depreciation	December 31, 2020
Investment properties	47,562	(1,240)	(48)	46,274

	December 31, 2018	Transfers	Depreciation	December 31, 2019
Investment properties	47,620	(9)	(49)	47,562